N-2	Sep. 06, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001803491
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	HAMILTON LANE PRIVATE ASSETS FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class R Shares	Class I Shares	Class D Shares
SHAREHOLDER FEES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)(1)	3.50%	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (as a percentage of net assets attributable to Shares)(3)
Investment Management Fee(4)	1.50%	1.50%	1.50%
Distribution and Servicing Fees(5)	0.70%	0.00%	0.25%
Interest Payments on Borrowed Funds(6)	0.25%	0.25%	0.25%
Other Expenses(6)	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses(7)	0.49%	0.49%	0.49%
Total Annual Expenses	3.16%	2.46%	2.71%
Incentive Fee(8)	1.20%	1.20%	1.20%
Fee Waivers and/or Expense Reimbursements (9)	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses (after Fee Waivers and/or Expense Reimbursement)	4.36%	3.66%	3.91%

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE

Class R Shares

You Would Pay the Following Expenses Based on the Imposition of the 3.50% Sales Charge, a 0.70% Distribution and Servicing Fee and a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$77	$162	$249	$469

Class I Shares

You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$37	$112	$189	$391

Class D Shares

You Would Pay the Following Expenses Based on the Imposition a 0.25% Distribution and Servicing Fee and a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$39	$119	$201	$413

Purpose of Fee Table , Note [Text Block]	The following table illustrates the expenses and fees that the Fund expects to incur and that Shareholders can expect to bear indirectly.
Other Expenses, Note [Text Block]	Interest Payments on Borrowed Funds and Other Expenses are estimated for the Fund’s current fiscal year. The Other Expenses include, among other things, professional fees and other expenses that the Fund bears, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the fiscal year ending March 31, 2024. The expense amounts assume the Fund has net assets of $900 million in Class R Shares, $900 million in Class I Shares and $200 million in Class D Shares. All other things being equal, if less than the assumed amounts of net assets are attributable to a particular class, expense ratios would increase for that share class. The Credit Facility is composed of a $55 million Term Loan and a $20 million Revolving Credit Facility. The interest expense incurred from the Term Loan increases “Interest Payments on Borrowed Funds” by 0.25%; however, the Fund actively invests the Term Loan proceeds into money market investments earning approximately 0.14% in interest income. Therefore, the net impact of the Credit Facility to the Fund is 0.11%.
Acquired Fund Fees and Expenses, Note [Text Block]

SUMMARY OF FUND EXPENSES

The following table illustrates the expenses and fees that the Fund expects to incur and that Shareholders can expect to bear indirectly.

	Class R Shares	Class I Shares	Class D Shares
SHAREHOLDER FEES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)(1)	3.50%	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%

ANNUAL EXPENSES (as a percentage of net assets attributable to Shares)(3)
Investment Management Fee(4)	1.50%	1.50%	1.50%
Distribution and Servicing Fees(5)	0.70%	0.00%	0.25%
Interest Payments on Borrowed Funds(6)	0.25%	0.25%	0.25%
Other Expenses(6)	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses(7)	0.49%	0.49%	0.49%
Total Annual Expenses	3.16%	2.46%	2.71%
Incentive Fee(8)	1.20%	1.20%	1.20%
Fee Waivers and/or Expense Reimbursements (9)	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses (after Fee Waivers and/or Expense Reimbursement)	4.36%	3.66%	3.91%

(1)	Investors in Class R Shares may be charged a sales charge of up to 3.50% of the subscription amount. Class I Shares and Class D Shares are each not subject to a sales charge; however, investors purchasing Shares through a financial intermediary could be required to pay transaction or other fees on purchases and sales of Class I or Class D Shares to their financial intermediary in such amounts as their financial intermediary may determine. Any such fees will be in addition to an investor’s investment in the Fund and not deducted therefrom. Investors should consult with their financial intermediary about the sales charge and any additional fees or charges their financial intermediary might impose on each class of Shares.

(2)	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class R, Class I or Class D Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing net asset value. See “REPURCHASES OF SHARES.”

(3)	Amount assumes estimated average net assets of approximately $2.0 billion during the following twelve months. That amount also assumes that the Fund maintains a credit line equal to approximately $75 million, and such line is drawn down by approximately 73% on average. Actual expenses will depend on the average net assets and the amount of leverage the Fund employs, if any. There can be no assurance that the Fund will reach estimated average net assets of approximately $2.0 billion during the following twelve months.

(4)	The Investment Management Fee is equal to 1.50% on an annualized basis of the Fund’s average daily Managed Assets during such period. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). Because the Investment Management Fee is based on the Fund’s Managed Assets, any leverage utilized by the Fund for investment purposes will result in an increase in such fee (as a percentage of net assets attributable to Shares). Borrowed funds that are held in cash, cash equivalents, other short-term securities or money market funds are not considered to be borrowed for investment purposes and are therefore not included in Managed Assets for purposes of calculating the Investment Management Fee. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. See “INVESTMENT MANAGEMENT FEE” for additional information.

(5)	The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares and to adopt a distribution and service plan for Class R and Class D Shares. The Fund may charge a distribution and/or shareholder servicing fee up to a maximum of 0.70% per year on Class R Shares and up to a maximum of 0.25% per year on Class D Shares on an annualized basis of the aggregate net assets of the Fund attributable to each class. The Fund may use these fees, in respect of the relevant class, to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class R and Class D Shares of the Fund. See “DISTRIBUTION AND SERVICE PLAN.”

(6)	Interest Payments on Borrowed Funds and Other Expenses are estimated for the Fund’s current fiscal year. The Other Expenses include, among other things, professional fees and other expenses that the Fund bears, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the fiscal year ending March 31, 2024. The expense amounts assume the Fund has net assets of $900 million in Class R Shares, $900 million in Class I Shares and $200 million in Class D Shares. All other things being equal, if less than the assumed amounts of net assets are attributable to a particular class, expense ratios would increase for that share class. The Credit Facility is composed of a $55 million Term Loan and a $20 million Revolving Credit Facility. The interest expense incurred from the Term Loan increases “Interest Payments on Borrowed Funds” by 0.25%; however, the Fund actively invests the Term Loan proceeds into money market investments earning approximately 0.14% in interest income. Therefore, the net impact of the Credit Facility to the Fund is 0.11%.

(7)	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2.5% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. Historically, a substantial majority of the direct investments made by the Adviser and its affiliates on behalf of their clients have been made without any “acquired fees” (i.e., free of the management fees and performance/incentive fees or allocations that are typically charged by Portfolio Fund Managers). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. “Acquired Fund Fees and Expenses” are estimated for the Fund’s current fiscal year.

(8)	The Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) is entitled to receive an Incentive Fee, that is accrued monthly and payable upon the Fund’s exit from an investment in each Direct Investment, Secondary Investment, Listed PE Investment and Opportunistic Investment. See “INCENTIVE FEE” for information regarding how the Incentive Fee is calculated. The Incentive Fee listed is based on an estimate that assumes the hypothetical annual return of 10% for each Incentive Fee eligible investment in the portfolio. The actual amount of the Incentive Fee may be more or less than the amount in the table above, as the actual rate of return may be greater or less than the hypothetical 10% return assumed for purposes of the estimate.

(9)	The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, acquired fund fees and expenses, the Investment Management Fee and the Incentive Fee) do not exceed 1.45%, 0.75% and 1.00% of the average daily net assets of Class R Shares, Class I Shares and Class D Shares, respectively (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement also provides that, after the Commencement of Operations until the first anniversary of the Commencement of Operations, the Adviser agrees to waive fees payable to it by the Fund on assets held in cash or cash equivalents less the total amount of capital committed by the Fund and not yet drawn for investment. The Expense Limitation Agreement had an initial term ending one-year from the Commencement of Operations (January 4, 2021), and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board of Trustees upon thirty days’ written notice to the Adviser.

Class R Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.25%	[2],[4]
Distribution/Servicing Fees [Percent]	0.70%	[2],[5]
Incentive Fees [Percent]	1.20%	[2],[6]
Acquired Fund Fees and Expenses [Percent]	0.49%	[2],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.22%	[2],[4]
Total Annual Expenses [Percent]	3.16%	[2]
Waivers and Reimbursements of Fees [Percent]	0.00%	[2],[8]
Net Expense over Assets [Percent]	4.36%	[2]
Expense Example, Year 01	$ 77
Expense Example, Years 1 to 3	162
Expense Example, Years 1 to 5	249
Expense Example, Years 1 to 10	$ 469
Other Transaction Fees Basis, Maximum [Percent]	2.00%	[9]
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.25%	[2],[4]
Distribution/Servicing Fees [Percent]	0.00%	[2],[5]
Incentive Fees [Percent]	1.20%	[2],[6]
Acquired Fund Fees and Expenses [Percent]	0.49%	[2],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.22%	[2],[4]
Total Annual Expenses [Percent]	2.46%	[2]
Waivers and Reimbursements of Fees [Percent]	0.00%	[2],[8]
Net Expense over Assets [Percent]	3.66%	[2]
Expense Example, Year 01	$ 37
Expense Example, Years 1 to 3	112
Expense Example, Years 1 to 5	189
Expense Example, Years 1 to 10	$ 391
Other Transaction Fees Basis, Maximum [Percent]	2.00%	[9]
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.25%	[2],[4]
Distribution/Servicing Fees [Percent]	0.25%	[2],[5]
Incentive Fees [Percent]	1.20%	[2],[6]
Acquired Fund Fees and Expenses [Percent]	0.49%	[2],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.22%	[2],[4]
Total Annual Expenses [Percent]	2.71%	[2]
Waivers and Reimbursements of Fees [Percent]	0.00%	[2],[8]
Net Expense over Assets [Percent]	3.91%	[2]
Expense Example, Year 01	$ 39
Expense Example, Years 1 to 3	119
Expense Example, Years 1 to 5	201
Expense Example, Years 1 to 10	$ 413
Other Transaction Fees Basis, Maximum [Percent]	2.00%	[9]

[1]	Investors in Class R Shares may be charged a sales charge of up to 3.50% of the subscription amount. Class I Shares and Class D Shares are each not subject to a sales charge; however, investors purchasing Shares through a financial intermediary could be required to pay transaction or other fees on purchases and sales of Class I or Class D Shares to their financial intermediary in such amounts as their financial intermediary may determine. Any such fees will be in addition to an investor’s investment in the Fund and not deducted therefrom. Investors should consult with their financial intermediary about the sales charge and any additional fees or charges their financial intermediary might impose on each class of Shares.
[2]	Amount assumes estimated average net assets of approximately $2.0 billion during the following twelve months. That amount also assumes that the Fund maintains a credit line equal to approximately $75 million, and such line is drawn down by approximately 73% on average. Actual expenses will depend on the average net assets and the amount of leverage the Fund employs, if any. There can be no assurance that the Fund will reach estimated average net assets of approximately $2.0 billion during the following twelve months.
[3]	The Investment Management Fee is equal to 1.50% on an annualized basis of the Fund’s average daily Managed Assets during such period. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). Because the Investment Management Fee is based on the Fund’s Managed Assets, any leverage utilized by the Fund for investment purposes will result in an increase in such fee (as a percentage of net assets attributable to Shares). Borrowed funds that are held in cash, cash equivalents, other short-term securities or money market funds are not considered to be borrowed for investment purposes and are therefore not included in Managed Assets for purposes of calculating the Investment Management Fee. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. See “INVESTMENT MANAGEMENT FEE” for additional information.
[4]	Interest Payments on Borrowed Funds and Other Expenses are estimated for the Fund’s current fiscal year. The Other Expenses include, among other things, professional fees and other expenses that the Fund bears, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the fiscal year ending March 31, 2024. The expense amounts assume the Fund has net assets of $900 million in Class R Shares, $900 million in Class I Shares and $200 million in Class D Shares. All other things being equal, if less than the assumed amounts of net assets are attributable to a particular class, expense ratios would increase for that share class. The Credit Facility is composed of a $55 million Term Loan and a $20 million Revolving Credit Facility. The interest expense incurred from the Term Loan increases “Interest Payments on Borrowed Funds” by 0.25%; however, the Fund actively invests the Term Loan proceeds into money market investments earning approximately 0.14% in interest income. Therefore, the net impact of the Credit Facility to the Fund is 0.11%.
[5]	The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares and to adopt a distribution and service plan for Class R and Class D Shares. The Fund may charge a distribution and/or shareholder servicing fee up to a maximum of 0.70% per year on Class R Shares and up to a maximum of 0.25% per year on Class D Shares on an annualized basis of the aggregate net assets of the Fund attributable to each class. The Fund may use these fees, in respect of the relevant class, to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class R and Class D Shares of the Fund. See “DISTRIBUTION AND SERVICE PLAN.”
[6]	The Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) is entitled to receive an Incentive Fee, that is accrued monthly and payable upon the Fund’s exit from an investment in each Direct Investment, Secondary Investment, Listed PE Investment and Opportunistic Investment. See “INCENTIVE FEE” for information regarding how the Incentive Fee is calculated. The Incentive Fee listed is based on an estimate that assumes the hypothetical annual return of 10% for each Incentive Fee eligible investment in the portfolio. The actual amount of the Incentive Fee may be more or less than the amount in the table above, as the actual rate of return may be greater or less than the hypothetical 10% return assumed for purposes of the estimate.
[7]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2.5% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. Historically, a substantial majority of the direct investments made by the Adviser and its affiliates on behalf of their clients have been made without any “acquired fees” (i.e., free of the management fees and performance/incentive fees or allocations that are typically charged by Portfolio Fund Managers). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. “Acquired Fund Fees and Expenses” are estimated for the Fund’s current fiscal year.
[8]	The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, acquired fund fees and expenses, the Investment Management Fee and the Incentive Fee) do not exceed 1.45%, 0.75% and 1.00% of the average daily net assets of Class R Shares, Class I Shares and Class D Shares, respectively (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement also provides that, after the Commencement of Operations until the first anniversary of the Commencement of Operations, the Adviser agrees to waive fees payable to it by the Fund on assets held in cash or cash equivalents less the total amount of capital committed by the Fund and not yet drawn for investment. The Expense Limitation Agreement had an initial term ending one-year from the Commencement of Operations (January 4, 2021), and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board of Trustees upon thirty days’ written notice to the Adviser.
[9]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class R, Class I or Class D Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing net asset value. See “REPURCHASES OF SHARES.”